Variable interest entities (Narrative) (Details) - Variable Interest Entity, Primary Beneficiary $ in Millions	6 Months Ended
Jun. 30, 2020 USD ($)
AerFunding
Variable Interest Entity [Line Items]
Ownership percentage	100.00%
Ownership percentage	5.00%
Credit facility amount outstanding	$ 1,945.0
Senior debt facility	$ 795.7
AerCap Partners I and Aercap Partners 767
Variable Interest Entity [Line Items]
Ownership percentage	50.00%
AerCap Partners I
Variable Interest Entity [Line Items]
Subordinated debt	$ 54.4
Aercap Partners 767
Variable Interest Entity [Line Items]
Subordinated debt	$ 32.6
Deucalion Aviation Funds | AerCap Partners I and Aercap Partners 767
Variable Interest Entity [Line Items]
Ownership percentage	50.00%
Deucalion Aviation Funds | AerCap Partners I
Variable Interest Entity [Line Items]
Subordinated debt	$ 27.2
Deucalion Aviation Funds | Aercap Partners 767
Variable Interest Entity [Line Items]
Subordinated debt	16.3
AerCap Partners I | AerCap Holdings N.V.
Variable Interest Entity [Line Items]
Subordinated debt	27.2
Aercap Partners 767 | AerCap Holdings N.V.
Variable Interest Entity [Line Items]
Subordinated debt	$ 16.3